                               OppenheimerFunds, Inc.
                            Two World Financial Center
                          225 Liberty Street, 11th Floor
                              New York, NY 10281-1008

August 2, 2005

VIA EDGAR
---------

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  OFI Tremont Market Neutral Hedge Fund
           Registration No. 005-79313
           EDGAR Filing of Amendment to Schedule TO-I

To the Securities and Exchange Commission:

      An  electronic  ("EDGAR")  filing is hereby made of an amended  Issuer Tender
Offer  Statement on Schedule TO, subject to Rule 13e-4 of the  Securities  Exchange
Act of 1934,  on behalf of OFI Tremont  Market  Neutral  Hedge Fund (the "Fund") in
connection  with an offer by the Fund to purchase  $3,185,240  of  interests in the
Fund on the terms and subject to the conditions  set forth in the Repurchase  Offer
Notice and Letter to Repurchase Offer, originally filed on April 29, 2005.

      Please  forward  any  comments  you may have to Nancy  Vann at  212.323.5089.
Thank you.

                                    Sincerely,

                                    /s/ Lisa I. Bloomberg
                                    ------------------------------------------
                                    Lisa I. Bloomberg
                                    Vice President & Associate Counsel
                                    Phone: 212. 323.0560
                                    Fax: 212. 323.4071
                                    lbloomberg@oppenheimerfunds.com

Attachment

cc:  Mayer, Brown, Rowe & Maw, LLP
     Ernst & Young, LLP
     Nancy Vann, Esq.